Share capital and reserves - Listing and Share Transaction Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves and Other Equity Interest [Abstract]
Share issue related cost, beginning balance	€ 13.8	€ 13.8
Share issue related cost	(11.1)	0.0	€ (0.5)
Share issue related cost, ending balance	€ 24.9	€ 13.8	€ 13.8